Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermoelectrical station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2024	434,217,802	35,475,491	217,621,137	687,314,430
Transfers	—	—	—	—
12-31-2024	434,217,802	35,475,491	217,621,137	687,314,430

Transfers	—	770,478	—	770,478
12-31-2025	434,217,802	36,245,969	217,621,137	688,084,908

Amortization and impairment
01-01-2024	431,954,788	9,855,615	199,795,416	641,605,819
Depreciation for the year	1,760,122	1,780,227	—	3,540,349
Disposals and (Impairment reversal) / Impairment, net	—	196,697	1,564,815	1,761,512
12-31-2024	433,714,910	11,832,539	201,360,231	646,907,680

Depreciation for the year	502,892	1,774,025	—	2,276,917
Disposals and (Impairment reversal) / Impairment, net	—	248,322	(1,821,080)	(1,572,758)
12-31-2025	434,217,802	13,854,886	199,539,151	647,611,839

Net book value:
12-31-2025	—	22,391,083	18,081,986	40,473,069
12-31-2024	502,892	23,642,952	16,260,906	40,406,750